SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] $ in Millions, $ in Millions		1 Months Ended
	May 10, 2024 shares	Apr. 30, 2024 HKD ($)	Apr. 30, 2024 USD ($)
Subsequent Event [Line Items]
Aggregate amount		$ 24	$ 3.1
Annual interest rate		6.5%
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Offering ordinary shares	1,539,281